Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Liabilities and Other Payables [Abstract]
Payroll payables	$ 229	$ 211
Other payables	231	233
Total	$ 460	$ 444